CHAPMAN AND CUTLER LLP                                  111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603



                                 May 3, 2010


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


   Re:  First Defined Portfolio Fund, LLC


 Ladies and Gentlemen:

         On behalf of First Defined Portfolio Fund, LLC (the "Registrant"), we are transmitting Post-Effective Amendment No. 18 and Amendment No. 20 to the Registration Statement on Form N-1A (the "Amendment") for electronic filing under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, respectively. The Amendment relates to Target Managed VIP Portfolio, The Dow(R) DART 10 Portfolio, The Dow(R) Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P(R) Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, Value Line(R) Target 25 Portfolio and First Trust Target Focus Four Portfolio, each a series of First Defined Portfolio Fund, LLC. This Amendment is being filed pursuant to Rule 485(b) of the 1933 Act and will become immediately effective upon filing.

         We believe that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) of the 1933 Act.

         If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                        Very truly yours,

                                        CHAPMAN AND CUTLER LLP


                                        By: /s/ Morrison C. Warren
                                           -----------------------------------
                                            Morrison C. Warren

Enclosures
 cc:   W. Scott Jardine
       Eric F. Fess